OPERATING SEGMENT INFORMATION (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment reporting information
Capital Expenditures	$ 412	$ 330	$ 236
Total Assets	8,870	8,330
Polyurethanes
Segment reporting information
Capital Expenditures	107	85	59
Total Assets	3,221	3,086
Performance Products
Segment reporting information
Capital Expenditures	117	96	66
Total Assets	2,449	2,340
Advanced Materials
Segment reporting information
Capital Expenditures	41	39	24
Total Assets	1,366	1,307
Textile Effects
Segment reporting information
Capital Expenditures	27	34	23
Total Assets	745	686
Pigments
Segment reporting information
Capital Expenditures	98	57	49
Total Assets	1,562	1,384
Corporate and other
Segment reporting information
Capital Expenditures	22	19	15
Total Assets	$ (473)	$ (473)